Earnings (Loss) Per Common Share - Computation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2026
Denominator:
Weighted average shares of common stock outstanding, Basic (in shares)	100	100	100
Weighted average shares of common stock outstanding, Diluted (in shares)	100	100	100
Basic net loss per share of common stock (in dollars per share)	$ (6.59)	$ (1,380,246.75)	$ (1,380,619.44)
Diluted net loss per share of common stock (in dollars per share)	(6.59)	(1,380,246.75)	$ (1,380,619.44)
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 10
Forge Nano, Inc.
Numerator:
Allocation of net income (loss)			$ (32,550)	$ (21,922)	$ (43,174)	$ (26,984)
Net Loss - Diluted			$ (32,550)	$ (21,922)	$ (43,174)	$ (26,984)
Denominator:
Weighted average shares of common stock outstanding, Basic (in shares)			1,675,740	1,542,725	1,545,163	1,524,640
Weighted average shares of common stock outstanding, Diluted (in shares)			1,675,740	1,542,725	1,545,163	1,524,640
Basic net loss per share of common stock (in dollars per share)			$ (19.42)	$ (14.21)	$ (27.94)	$ (17.7)
Diluted net loss per share of common stock (in dollars per share)			$ (19.42)	$ (14.21)	$ (27.94)	$ (17.7)
Forge Nano, Inc. | Penny warrants
Denominator:
Warrants included in basic EPS			65,430	65,430	65,430	65,430
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01